Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Antidilutive Securities Excluded From Earnings per Share
Anti-dilutive shares, which could potentially dilute earnings per share in the future, are set forth below (in millions):

	Three months ended March 31,
	2019	2018
Share options and appreciation rights	1.4	1.5
P-Units, RSAs and RSUs	5.6	4.6
Total potentially dilutive shares	7.0	6.1